Principal Accounting Policies - Disaggregation of Revenue (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disaggregation of Revenue [Line Items]
Revenues		¥ 10,914,374	$ 1,672,701	¥ 8,374,501	¥ 4,663,440
Live Streaming [Member]
Disaggregation of Revenue [Line Items]
Revenues		10,311,624	$ 1,580,326	7,976,214	4,442,845
Other Revenues [Member]
Disaggregation of Revenue [Line Items]
Revenues	[1]	¥ 602,750		¥ 398,287	¥ 220,595

[1]	Other revenues mainly include advertising and online games revenues.